Shareholder Report, Holdings (Details)	May 31, 2024
Class A | Agency Pass-Through [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.80%
Class A | Agency CMO [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
Class A | Residential MBS (Non-Agency) [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Class A | Commercial MBS [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Class A | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class A | Cash and equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Class C | Agency Pass-Through [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.80%
Class C | Agency CMO [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
Class C | Residential MBS (Non-Agency) [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Class C | Commercial MBS [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Class C | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class C | Cash and equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Class I | Agency Pass-Through [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.80%
Class I | Agency CMO [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
Class I | Residential MBS (Non-Agency) [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Class I | Commercial MBS [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Class I | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class I | Cash and equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Class R6 | Agency Pass-Through [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.80%
Class R6 | Agency CMO [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
Class R6 | Residential MBS (Non-Agency) [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Class R6 | Commercial MBS [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Class R6 | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class R6 | Cash and equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Class Y | Agency Pass-Through [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.80%
Class Y | Agency CMO [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
Class Y | Residential MBS (Non-Agency) [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Class Y | Commercial MBS [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Class Y | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class Y | Cash and equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%